CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Short-term borrowings	¥ 320,000,000	¥ 220,000,000
Short-term funding debts	300,212,000	694,978,000
Accounts payable	57,719,000	38,850,000
Amounts due to related parties	10,191,000	96,596,000
Tax payable	52,535,000	57,081,000
Financial guarantee liabilities	101,933,000	15,537,000
Accrued expenses and other liabilities	157,945,000	157,462,000
Long-term funding debts	21,498,000	21,498,000
Long-term borrowing	80,000,000
Other non-current liabilities	8,683,000	8,748,000
Consideration payable for acquisition	¥ 7,982,000
Class A Ordinary Shares
Ordinary shares authorized (in shares) | shares	348,217,505	348,217,505
Ordinary shares outstanding (in shares) | shares	244,499,207	213,811,958
Class B Ordinary Shares
Ordinary shares authorized (in shares) | shares	51,782,495	51,782,495
Ordinary shares outstanding (in shares) | shares	50,939,520	51,782,495
Consolidated VIEs
Short-term borrowings	¥ 320,000,000	¥ 220,000,000
Short-term funding debts	300,212,000	694,978,000
Accounts payable	56,296,000	37,691,000
Amounts due to related parties	6,749,000	72,937,000
Tax payable	49,666,000	51,633,000
Debt instrument	81,053,000	0
Financial guarantee liabilities	101,933,000	15,537,000
Accrued expenses and other liabilities	118,128,000	126,018,000
Long-term funding debts	0	21,498,000
Long-term borrowing	80,000,000	0
Deferred tax liabilities	0	0
Other non-current liabilities	0	0
Consideration payable for acquisition	¥ 0	¥ 0